FAIR VALUE MEASUREMENTS - Summary of Level 3 Instruments Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Liabilities [Abstract]
Balance	$ (22,706)	$ (29,481)	$ (636,716)	$ (636,716)
Fair value gain (loss)	(6,775)	(87)	(466,102)
Conversion into Class A ordinary shares		29,568	1,080,112
Balance	(29,481)	0	(22,706)	(29,481)
Current [Member]
Level 3 Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Beginning balance		72,000	0	0
Investment				72,000
Conversion into ordinary shares of investee		(72,000)
Addition		20,429
Ending balance	72,000	20,429		72,000
Non-current [Member]
Level 3 Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Beginning balance	52,707	56,418	70,374	70,374
Impairment loss			(1,087)
Allowance for credit loss		(13,429)
Fair value loss (gain) included in other comprehensive loss	3,711	(5,400)	(16,580)
Ending balance	56,418	37,589	$ 52,707	56,418
Other Current Assets [Member]
Level 3 Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Beginning balance		0
Acquisition of subsidiary		8,718
Addition		10,309
Disposals		(227)
Write-down		(1,329)
Exchange differences		(183)
Ending balance	$ 0	$ 17,288		$ 0